Goodwill and Intangible Assets, Net (Details) - Schedule of composition and movement - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021
Patents [Member]
Goodwill and Intangible Assets, Net (Details) - Schedule of composition and movement [Line Items]
Net balance		$ 23		$ 13
Goodwill [Member]
Goodwill and Intangible Assets, Net (Details) - Schedule of composition and movement [Line Items]
Net balance		15,710		21,472
Customer Relations order Backlog [Member]
Goodwill and Intangible Assets, Net (Details) - Schedule of composition and movement [Line Items]
Net balance	[1]	465		1,132
Technology [Member]
Goodwill and Intangible Assets, Net (Details) - Schedule of composition and movement [Line Items]
Net balance		29,900		54,609
At cost [Member] | Patents [Member]
Goodwill and Intangible Assets, Net (Details) - Schedule of composition and movement [Line Items]
Balance as of begining		20		19
Adjustments arising from translating financial statements from functional currency to presentation currency		(1)		1
Balance as of ending		32		20
Purchases in the year		13
Impairment recognized in the year
At cost [Member] | Goodwill [Member]
Goodwill and Intangible Assets, Net (Details) - Schedule of composition and movement [Line Items]
Balance as of begining		22,273		12
Initial consolidation of subsidiaries				22,092
Adjustments arising from translating financial statements from functional currency to presentation currency		(2,603)		169
Balance as of ending		20,823		22,273
Purchases in the year		9,453
Impairment recognized in the year		(8,300)
At cost [Member] | Customer Relations order Backlog [Member]
Goodwill and Intangible Assets, Net (Details) - Schedule of composition and movement [Line Items]
Balance as of begining	[1]	1,207
Initial consolidation of subsidiaries	[1]			1,221
Adjustments arising from translating financial statements from functional currency to presentation currency	[1]	(143)		(14)
Balance as of ending	[1]	1,126		1,207
Purchases in the year	[1]	500
Impairment recognized in the year	[1]	(438)
At cost [Member] | Technology [Member]
Goodwill and Intangible Assets, Net (Details) - Schedule of composition and movement [Line Items]
Balance as of begining		55,492		31
Initial consolidation of subsidiaries				54,864
Adjustments arising from translating financial statements from functional currency to presentation currency		(6,419)		597
Balance as of ending		35,683		55,492
Purchases in the year		9,966
Impairment recognized in the year		(23,356)
Accumulated amortization [Member] | Patents [Member]
Goodwill and Intangible Assets, Net (Details) - Schedule of composition and movement [Line Items]
Balance as of begining		7		5
Amortization recognized in the year	[2]	2		2
Adjustments arising from translating financial statements from functional currency to presentation currency
Balance as of ending		9		7
Accumulated amortization [Member] | Goodwill [Member]
Goodwill and Intangible Assets, Net (Details) - Schedule of composition and movement [Line Items]
Balance as of begining		801		2
Amortization recognized in the year	[2]	4,723		637
Adjustments arising from translating financial statements from functional currency to presentation currency		(411)		162	[1]
Balance as of ending		5,113		801
Accumulated amortization [Member] | Customer Relations order Backlog [Member]
Goodwill and Intangible Assets, Net (Details) - Schedule of composition and movement [Line Items]
Balance as of begining	[1]	75
Amortization recognized in the year	[1],[2]	623		75
Adjustments arising from translating financial statements from functional currency to presentation currency		(37)	[1]
Balance as of ending	[1]	661		75
Accumulated amortization [Member] | Technology [Member]
Goodwill and Intangible Assets, Net (Details) - Schedule of composition and movement [Line Items]
Balance as of begining		883		7
Amortization recognized in the year	[2]	5,348		714
Adjustments arising from translating financial statements from functional currency to presentation currency		(448)		162
Balance as of ending		$ 5,783		$ 883

[1]	Technology and supplier relationships amortization expenses are classified in the statement of profit or loss under cost of sales expenses. Patents amortization expenses are classified in the statement of profit or loss under General and administrative expenses.
[2]	Customer relations, order backlog and brand amortization expenses are classified in the statement of profit or loss under sales and marketing expenses.